Deferred income (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Accruals and deferred income including contract liabilities [abstract]
Deferred income	$ 1,415	$ 1,473
Deferred income period	5 years
Deferred income classified as non-current	$ 875	$ 1,019